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                                JPMORGAN TRUST I
                                522 Fifth Avenue
                              New York, N.Y. 10036


January 4, 2006

VIA EDGAR
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Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re:  JPMorgan Trust I ("Trust") on behalf of:
          Highbridge Statistical Market Neutral Fund (the "Fund")
          File Nos. 811-21295 and 333-103022

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and the Statement of Additional Information for the Fund do not differ from those contained in Post-Effective Amendment No. 27 (Amendment No. 28 under the 1940
Act) to the Trust's Registration Statement on Form N-1A. This Amendment was filed electronically on December 29, 2005.

     If you have any questions or comments, please call the undersigned at
(212) 837-1881 or John Fitzgerald at (212) 837-2180.

                                    Sincerely,

                                    /s/ Stephen M. Benham
                                    -----------------------
                                    Stephen M. Benham, Esq.
                                    Secretary